Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,072,050.3		$ 1,062,542.3
Additions (Deductions)	564,283.0		300,024.4	$ 322,493.9
Ending balance	1,352,377.4	$ 45,214.9	1,072,050.3	1,062,542.3
Land and Land Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,460.8		3,472.7
Ending balance			3,460.8	3,472.7
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	200,340.2		184,688.1
Ending balance			200,340.2	184,688.1
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	679,481.2		692,303.4
Impairment	301.4		423.5
Ending balance			679,481.2	692,303.4
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15,857.1		14,724.6
Ending balance			15,857.1	14,724.6
Equipment under installation and construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	172,911.0		167,353.5
Ending balance			172,911.0	167,353.5
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,372,779.1		3,080,615.1	2,773,250.8
Additions (Deductions)			300,024.4	322,493.9
Disposals or retirements			(7,174.2)	(9,967.8)
Reclassification				10.3
Effect of disposal of subsidiary				(66.5)
Effect of exchange rate changes			(686.2)	(5,105.6)
Ending balance			3,372,779.1	3,080,615.1
Cost [member] | Land and Land Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,011.4		3,983.2	4,049.3
Effect of exchange rate changes			28.2	(66.1)
Ending balance			4,011.4	3,983.2
Cost [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	418,714.3		379,134.6	304,404.5
Additions (Deductions)			40,396.4	75,594.7
Disposals or retirements			(410.9)	(37.0)
Effect of exchange rate changes			(405.8)	(827.6)
Ending balance			418,714.3	379,134.6
Cost [member] | Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,728,760.2		2,487,752.3	2,042,867.7
Additions (Deductions)			247,042.3	458,605.8
Disposals or retirements			(5,972.5)	(9,553.0)
Reclassification				8.8
Effect of disposal of subsidiary				(51.2)
Effect of exchange rate changes			(61.9)	(4,125.8)
Ending balance			2,728,760.2	2,487,752.3
Cost [member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	48,382.2		42,391.5	34,729.6
Additions (Deductions)			6,773.4	8,195.9
Disposals or retirements			(790.8)	(377.8)
Reclassification				1.5
Effect of disposal of subsidiary				(14.8)
Effect of exchange rate changes			8.1	(142.9)
Ending balance			48,382.2	42,391.5
Cost [member] | Equipment under installation and construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	172,911.0		167,353.5	387,199.7
Additions (Deductions)			5,812.3	(219,902.5)
Effect of disposal of subsidiary				(0.5)
Effect of exchange rate changes			(254.8)	56.8
Ending balance			172,911.0	167,353.5
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,300,728.8		2,018,072.8	1,775,473.1
Additions (Deductions)			288,124.9	255,796.0
Disposals or retirements			(5,962.6)	(8,520.6)
Reclassification				9.7
Impairment			423.5
Effect of disposal of subsidiary				(56.7)
Effect of exchange rate changes			70.2	(4,628.7)
Ending balance			2,300,728.8	2,018,072.8
Accumulated depreciation [member] | Land and Land Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	550.6		510.5	524.8
Additions (Deductions)			20.9	27.8
Effect of exchange rate changes			19.2	(42.1)
Ending balance			550.6	510.5
Accumulated depreciation [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	218,374.1		194,446.5	174,349.1
Additions (Deductions)			24,293.4	20,844.6
Disposals or retirements			(399.0)	(28.8)
Effect of exchange rate changes			33.2	(718.4)
Ending balance			218,374.1	194,446.5
Accumulated depreciation [member] | Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,049,279.0		1,795,448.9	1,577,377.5
Additions (Deductions)			258,195.3	229,985.6
Disposals or retirements			(4,773.6)	(8,114.3)
Reclassification				8.2
Impairment			423.5
Effect of disposal of subsidiary				(42.8)
Effect of exchange rate changes			(15.1)	(3,765.3)
Ending balance			2,049,279.0	1,795,448.9
Accumulated depreciation [member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 32,525.1		27,666.9	23,221.7
Additions (Deductions)			5,615.3	4,938.0
Disposals or retirements			(790.0)	(377.5)
Reclassification				1.5
Effect of disposal of subsidiary				(13.9)
Effect of exchange rate changes			32.9	(102.9)
Ending balance			$ 32,525.1	$ 27,666.9